As filed with the U.S. Securities and Exchange Commission on August 19, 2013

File Nos. 811-22378

333-164298

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	20	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	23	[X]

(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins	Elaine E. Richards
Ropes & Gray LLP	U.S. Bancorp Fund Services, LLC
One International Place	2020 E. Financial Way, Suite 100
Boston, MA 02110-2624	Glendora, CA 91741

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Registration Statement of DoubleLine Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 18 on Form N-1A filed on July 25, 2013. This PEA No. 20 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 18 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 19th day of August, 2013.

DoubleLine Funds Trust

By:	/s/Ronald R. Redell
Ronald R. Redell President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Ronald R. Redell	President	August 19, 2013
Ronald R. Redell

/s/Susan Nichols	Chief Financial Officer and	August 19, 2013
Susan Nichols	Principal Accounting Officer

Jeffrey E. Gundlach*	Trustee	August 19, 2013
Jeffrey E. Gundlach

Philip A. Barach*	Trustee	August 19, 2013
Philip A. Barach

Joseph J. Ciprari*	Trustee	August 19, 2013
Joseph J. Ciprari

John C. Salter*	Trustee	August 19, 2013
John C. Salter

Raymond B. Woolson*	Trustee	August 19, 2013
Raymond B. Woolson

*By: /s/Louis C. Lucido		August 19, 2013
Louis C. Lucido Attorney-in-Fact

C-1

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

C-2